Basis of Presentation and Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Schedule of Concentration Risk of Total Fleet Lease Rental Income/Gross Accounts Receivable	Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income for the three months ended March 31, 2022 and 2021, and more than 10% of the Company’s gross accounts receivable from its total fleet as of March 31, 2022 and December 31, 2021:

	Three Months Ended
	March 31,
Lease Rental Income - total fleet	2022	2021
Customer A	23.3%	19.7%
Customer B	14.7%	12.3%
Customer C	11.2%	12.3%

Accounts Receivable
Schedule of Concentration Risk of Total Fleet Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable- total fleet	March 31, 2022	December 31, 2021
Customer A	29.3%	24.7%
Customer B	11.7%	13.9%
Customer C	11.7%	11.3%